Income taxes - Deferred Income Tax Liabilities, Net (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Deferred expenses and defined benefit pension plan obligations	$ 291	$ 241	[1]
Lease liabilities	138	122	[1]
Site restoration	61	64	[1]
Net operating loss	22	25	[1]
Other	78	70	[1]
Total deferred tax assets	590	522	[1]
Less: valuation allowances	(13)	(12)	[1]
Total deferred tax assets after valuation allowances	577	510	[1]
Deferred tax liabilities [Abstract]
Cost depletion	(107)	(103)	[1]
Property, plant and equipment	(1,009)	(1,054)	[1]
Intangible and other long-lived assets	(260)	(208)	[1]
Leased right-of-use assets	(137)	(114)	[1]
Total deferred tax liabilities	(1,513)	(1,479)	[1]
Total net deferred tax liabilities	(936)	(969)	[1]
Reported as [Abstract]
Deferred tax liabilities	(936)	(998)	[1]
Other noncurrent assets	0	29	[1]
Total net deferred tax liabilities	(936)	(969)	[1]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 227	$ 273
Net operating loss carryforwards, expiration date	Dec. 31, 2036	Dec. 31, 2036
Net change in the total valuation allowance	$ 1
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net change in the total valuation allowance		$ 1
U.S State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 181	$ 230

[1]	Certain prior period amounts have been reclassified to conform to current year presentation.